Capital Management - Summary of Capital (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Total equity as reported in balance sheet	$ 7,903.7	₨ 598,034.7	₨ 558,067.4	₨ 913,521.0	₨ 538,842.2
Currency translation reserve	679.5	51,422.5	28,388.6	49,388.8
Hedging reserve	554.2	41,937.1	60,668.2
Cost of hedge reserve	58.5	4,428.7	2,873.9
Equity as reported above	7,832.2	592,626.1	593,022.3
Short-term borrowings and current portion of long-term debt	4,691.1	354,949.0	351,843.7
Long-term debt	11,009.7	833,048.1	708,067.0
Total debt	15,700.8	1,187,997.1	1,059,910.7	888,706.8
Total capital (Debt + Equity)	23,533.0	1,780,623.2	1,652,933.0
Equity attributable to shareholders of Tata Motors Limited [Member]
Total equity as reported in balance sheet	7,794.9	589,801.2	552,738.7	908,163.5	534,197.0
Currency translation reserve	(679.5)	(51,422.5)	(28,388.6)
Non-controlling interests [Member]
Total equity as reported in balance sheet	108.8	8,233.5	5,328.7	₨ 5,357.5	₨ 4,645.2
Currency translation reserve	$ (4.7)	₨ (351.9)	₨ (198.6)